UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Mortgage Securities Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$26	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$26,295,691
Total Number of Portfolio Holdings*	314
Portfolio Turnover Rate	506%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Mortgage Securities Fund	PAGE 1	38988-STSIA-0825

Putnam VT Mortgage Securities Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$26,295,691
Total Number of Portfolio Holdings*	314
Portfolio Turnover Rate	506%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Mortgage Securities Fund	PAGE 1	38988-STSIB-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Mortgage
Securities Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual Report

Financial Highlights and Schedule of Investments 2
Financial Statements 16
Notes to Financial Statements 20
Changes In and Disagreements with Accountants 34
Results of Meeting(s) of Shareholders 34
Remuneration Paid to Directors, Officers and Others 34
Board Approval of Management and Subadvisory Agreements 34

Putnam Variable Trust
Financial Highlights
Putnam VT Mortgage Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.23 $6.37 $7.17 $8.74 $9.05 $10.18
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.46 0.44 0.42 0.40 0.35
Net realized and unrealized gains (losses) 0.17 (0.16) (0.10) (1.23) (0.71) (0.57)
Total from investment operations ........ 0.36 0.30 0.34 (0.81) (0.31) (0.22)
Less distributions from:
Net investment income .............. (0.56) (0.44) (1.14) (0.76) — (0.87)
Net realized gains ................. — — — — — (0.02)
Tax return of capital ................ — — — — — (0.02)
Total distributions ................... (0.56) (0.44) (1.14) (0.76) — (0.91)
Net asset value, end of period .......... $6.03 $6.23 $6.37 $7.17 $8.74 $9.05
Total return
c
....................... 5.88% 4.97% 5.58% (9.95)% (3.43)% (1.29)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.84% 1.03% 0.93% 0.78% 0.74%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.51% 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ............... 6.35% 7.33% 7.01% 5.41% 4.44% 3.89%
Supplemental data
Net assets , end of period (000’s) ........ $13,010 $13,913 $14,760 $16,054 $20,386 $26,269
Portfolio turnover rate ................ 506% 1580% 1865% 1110% 904% 895%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.20 $6.34 $7.14 $8.69 $9.02 $10.16
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.44 0.43 0.40 0.38 0.33
Net realized and unrealized gains (losses) 0.16 (0.15) (0.11) (1.21) (0.71) (0.58)
Total from investment operations ........ 0.34 0.29 0.32 (0.81) (0.33) (0.25)
Less distributions from:
Net investment income .............. (0.54) (0.43) (1.12) (0.74) — (0.85)
Net realized gains ................. — — — — — (0.02)
Tax return of capital ................ — — — — — (0.02)
Total distributions ................... (0.54) (0.43) (1.12) (0.74) — (0.89)
Net asset value, end of period .......... $6.00 $6.20 $6.34 $7.14 $8.69 $9.02
Total return
c
....................... 5.57% 4.76% 5.27% (10.07)% (3.66)% (1.68)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.09% 1.28% 1.18% 1.03% 0.99%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.75% 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income ............... 6.11% 7.14% 6.76% 5.16% 4.19% 3.64%
Supplemental data
Net assets , end of period (000’s) ........ $13,286 $13,381 $14,095 $14,627 $20,425 $20,478
Portfolio turnover rate ................ 506% 1580% 1865% 1110% 904% 895%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT Mortgage Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 2.5%
Financial Services 2.5%
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
$ 92,065 $ 90,329
a,b
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.499% , ( 1-month SOFR + 1.184% ), 11/16/38 ..
21,732 21,766
a
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.914% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 284,176 267,444
a
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 4.614% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 162,830 154,616
a
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 5.364% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 948 915
a,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.763% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 125,147 125,367
660,437
a a a a a
Total Asset-Backed Securities (Cost $655,105) ..................................
660,437
Commercial Mortgage-Backed Securities 28.0%
Financial Services 28.0%
BANK ,
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 59,000 45,122
c,d
2024-BNK48, XA, IO, FRN, 1.352%, 10/15/57 ............................ 775,918 64,571
c,d
2020-BN26, XA, IO, FRN, 1.306%, 3/15/63 .............................. 968,200 40,674
c,d
BANK5 , 2024-5YR10 , XA , IO, FRN , 1.402% , 10/15/57 .......................
1,181,783 52,398
b
Barclays Commercial Mortgage Trust ,
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 111,000 58,162
d
2019-C5, F, 144A, FRN, 2.701%, 11/15/52 ............................... 80,000 46,543
c,d
BBCMS Mortgage Trust ,
2024-5C29, XA, IO, FRN, 1.822%, 9/15/57 ............................... 1,467,588 85,597
2025-C32, XA, IO, FRN, 1.356%, 2/15/62 ................................ 999,435 85,478
Benchmark Mortgage Trust ,
d
2018-B1, C, FRN, 4.343%, 1/15/51 .................................... 49,000 40,577
b,d
2018-B3, D, 144A, FRN, 3.198%, 4/10/51 ............................... 77,000 52,322
b
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 115,000 58,080
b
2019-B13, D, 144A, 2.5%, 8/15/57 ..................................... 105,000 59,489
b,d
2018-B1, E, 144A, FRN, 3%, 1/15/51 ................................... 108,000 49,975
c,d
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................................ 1,157,944 55,734
c,d
2019-B15, XA, IO, FRN, 0.917%, 12/15/72 ............................... 1,082,066 29,996
b,d
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 5.029% , 2/10/44 .............
138,000 81,579
CD Mortgage Trust ,
d
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 60,000 39,915
d
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 109,000 103,460
d
2017-CD3, C, FRN, 4.682%, 2/10/50 ................................... 134,000 62,678
b
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 140,000 30,244
b
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... 84,000 51,844
d
Citigroup Commercial Mortgage Trust ,
2015-P1, C, FRN, 4.497%, 9/15/48 .................................... 68,000 66,550
b
2015-GC27, D, 144A, FRN, 4.543%, 2/10/48 ............................. 121,371 117,183
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 106,000 95,892
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 103,862 98,107
2014-UBS3, AM, 4.012%, 6/10/47 ..................................... 60,859 58,418
d
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 43,572 43,109
b
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. 123,000 81,770
2014-CR17, B, 4.377%, 5/10/47 ....................................... 53,660 51,832
d
2015-DC1, B, FRN, 4.035%, 2/10/48 ................................... 85,000 81,069
d
2013-CR13, C, FRN, 5.109%, 11/10/46 ................................. 15,472 14,531

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
d
2014-CR16, C, FRN, 4.937%, 4/10/47 .................................. $ 119,000 $ 112,395
d
2014-CR17, C, FRN, 4.941%, 5/10/47 .................................. 148,000 135,731
b,d
2013-LC13, D, 144A, FRN, 5.549%, 8/10/46 ............................. 99,088 90,901
b,d
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............................. 144,000 115,561
d
2015-CR26, D, FRN, 3.668%, 10/10/48 ................................. 85,000 69,451
b
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 113,000 99,294
b,d
2018-COR3, D, 144A, FRN, 2.966%, 5/10/51 ............................. 40,000 15,549
b,d
2015-LC19, E, 144A, FRN, 4.242%, 2/10/48 .............................. 115,000 90,425
CSAIL Commercial Mortgage Trust ,
d
2015-C1, B, FRN, 3.959%, 4/15/50 .................................... 88,000 84,269
d
2015-C3, C, FRN, 4.419%, 8/15/48 .................................... 56,000 48,061
d
2015-C1, C, FRN, 3.959%, 4/15/50 .................................... 124,000 113,181
d
2015-C2, C, FRN, 4.245%, 6/15/57 .................................... 50,000 45,825
b
2019-C17, D, 144A, 2.5%, 9/15/52 ..................................... 50,000 25,726
d
2015-C2, D, FRN, 4.245%, 6/15/57 .................................... 55,000 42,815
b,d
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% , 8/10/44 .............
114,998 110,509
GS Mortgage Securities Trust ,
2014-GC22, AS, 4.113%, 6/10/47 ...................................... 83,000 77,999
d
2014-GC24, B, FRN, 4.521%, 9/10/47 .................................. 100,000 94,160
b,d
2013-GC13, D, 144A, FRN, 4.012%, 7/10/46 ............................. 105,000 76,073
b,d
2014-GC24, D, 144A, FRN, 4.542%, 9/10/47 ............................. 123,000 78,411
b,d
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 61,000 9,024
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11, B, 3.499%, 4/15/46 ....................................... 24,412 23,074
d
2013-C10, C, FRN, 4.117%, 12/15/47 ................................... 23,899 22,502
b,d
2011-C3, D, 144A, FRN, 5.71%, 2/15/46 ................................ 145,000 129,830
d
2013-LC11, D, FRN, 4.296%, 4/15/46 ................................... 62,000 13,671
b,d
2012-LC9, D, 144A, FRN, 3.69%, 12/15/47 .............................. 100,000 95,133
d
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.652%, 2/15/47 ................................... 49,228 47,782
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 95,000 88,672
2014-C22, C, FRN, 4.658%, 9/15/47 ................................... 73,000 67,483
2013-C12, D, FRN, 4.071%, 7/15/45 ................................... 87,000 80,007
b
2013-C14, D, 144A, FRN, 4.172%, 8/15/46 .............................. 116,000 89,839
d
JPMDB Commercial Mortgage Securities Trust ,
2017-C5, C, FRN, 4.512%, 3/15/50 .................................... 46,000 30,715
2018-C8, C, FRN, 4.915%, 6/15/51 .................................... 53,000 47,740
b
2016-C2, D, 144A, FRN, 3.472%, 6/15/49 ............................... 157,000 75,859
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
60,000 58,521
Morgan Stanley Bank of America Merrill Lynch Trust ,
d
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 75,224 73,047
d
2013-C10, B, FRN, 4.112%, 7/15/46 .................................... 73,695 69,600
d
2013-C9, C, FRN, 3.839%, 5/15/46 .................................... 58,000 54,418
d
2013-C12, C, FRN, 4.861%, 10/15/46 .................................. 14,151 13,462
2014-C19, C, 4%, 12/15/47 .......................................... 27,188 26,366
d
2015-C22, C, FRN, 4.191%, 4/15/48 ................................... 98,000 85,201
d
2015-C24, C, FRN, 4.449%, 5/15/48 ................................... 104,000 101,766
d
2015-C25, C, FRN, 4.66%, 10/15/48 ................................... 122,000 117,259
d
2017-C34, C, FRN, 4.309%, 11/15/52 ................................... 60,000 52,440
b
2015-C24, D, 144A, 3.257%, 5/15/48 ................................... 63,000 58,258
b,d
2015-C23, D, 144A, FRN, 4.311%, 7/15/50 ............................... 69,000 65,640
b,d
2012-C5, E, 144A, FRN, 4.8%, 8/15/45 ................................. 60,402 59,259
b,d
2012-C6, E, 144A, FRN, 4.489%, 11/15/45 ............................... 124,000 64,635
b,d
2015-C24, E, 144A, FRN, 4.449%, 5/15/48 ............................... 82,000 71,502

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
b,d
2013-C10, F, 144A, FRN, 4.112%, 7/15/46 ............................... $ 141,000 $ 12,521
d
Morgan Stanley Capital I Trust ,
2015-MS1, C, FRN, 4.152%, 5/15/48 ................................... 94,000 85,663
2016-UB11, C, FRN, 3.691%, 8/15/49 .................................. 126,000 121,997
2018-H3, C, FRN, 5.012%, 7/15/51 .................................... 88,000 82,370
b
2011-C3, E, 144A, FRN, 5.106%, 7/15/49 ................................ 39,679 38,648
a,b
Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN , 7.67% ,
( 30-day SOFR Average + 3.364% ), 10/25/49 ............................. 230,998 234,890
d
UBS Commercial Mortgage Trust ,
2017-C3, C, FRN, 4.503%, 8/15/50 .................................... 94,000 89,050
2018-C11, C, FRN, 5.027%, 6/15/51 ................................... 66,000 61,021
2018-C13, C, FRN, 5.141%, 10/15/51 .................................. 98,000 89,809
b
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 136,000 81,468
b
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 74,969 68,214
Wells Fargo Commercial Mortgage Trust ,
d
2013-LC12, B, FRN, 3.915%, 7/15/46 ................................... 7,086 6,810
d
2015-SG1, B, FRN, 4.568%, 9/15/48 ................................... 72,000 69,578
d
2016-BNK1, C, FRN, 3.071%, 8/15/49 .................................. 65,000 46,118
d
2018-C46, C, FRN, 5.118%, 8/15/51 ................................... 51,000 47,652
d
2020-C57, C, FRN, 4.157%, 8/15/53 ................................... 23,000 21,163
d
2015-C29, D, FRN, 4.361%, 6/15/48 ................................... 99,000 94,494
2015-C31, D, 3.852%, 11/15/48 ....................................... 135,000 117,180
b
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 61,000 34,385
b
2020-C55, D, 144A, 2.5%, 2/15/53 ..................................... 100,000 65,095
b,d
2015-C30, D, 144A, FRN, 4.644%, 9/15/58 .............................. 98,000 95,250
d
2016-NXS5, D, FRN, 5.119%, 1/15/59 .................................. 51,000 46,034
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 75,000 68,784
b,d
2015-C31, E, 144A, FRN, 4.79%, 11/15/48 ............................... 118,000 83,550
d
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................................... 85,614 83,199
2014-C23, B, FRN, 4.372%, 10/15/57 ................................... 50,000 46,908
2013-C11, C, FRN, 4.145%, 3/15/45 ................................... 74,000 70,833
2012-C10, C, FRN, 4.455%, 12/15/45 .................................. 57,000 46,805
2013-C15, C, FRN, 4.286%, 8/15/46 ................................... 61,000 53,466
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... 90,000 85,672
7,370,567
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $7,900,908) .................
7,370,567
Mortgage-Backed Securities 135.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year, 7%, 11/01/26 - 4/01/32 .............................. 21,906 23,103
FHLMC Pool, 30 Year, 7.5%, 9/01/30 - 7/01/31 ............................. 4,328 4,438
27,541
Federal National Mortgage Association (FNMA) Fixed Rate 102.8%
FNMA, 30 Year, 6.5%, 9/01/36 ......................................... 5,258 5,512
FNMA, 30 Year, 7%, 8/01/33 - 12/01/35 ................................... 92,721 97,816
FNMA, 30 Year, 7.5%, 9/01/30 - 11/01/30 ................................. 1,816 1,857
e
Uniform Mortgage-Backed Securities, 1.5%, TBA, 7/25/40 ..................... 1,000,000 888,907
e
Uniform Mortgage-Backed Securities, 2%, TBA, 7/25/40 ...................... 1,000,000 914,025
e
Uniform Mortgage-Backed Securities, 2%, TBA, 7/25/55 ...................... 7,000,000 5,542,994
e
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/40 ..................... 1,000,000 933,932
e
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..................... 4,000,000 3,317,133

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
e
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/55 ...................... $ 2,000,000 $ 1,730,906
e
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/55 ..................... 3,000,000 2,701,319
e
Uniform Mortgage-Backed Securities, 4%, TBA, 7/25/55 ...................... 2,000,000 1,859,922
e
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...................... 1,000,000 980,135
e
Uniform Mortgage-Backed Securities, 5.5%, TBA, 7/25/55 ..................... 5,000,000 4,999,637
e
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/55 ...................... 3,000,000 3,048,837
27,022,932
Government National Mortgage Association (GNMA) Fixed Rate 32.2%
GNMA I, 30 Year, 6%, 4/15/28 .......................................... 1,400 1,430
GNMA I, 30 Year, 6.5%, 4/15/28 ........................................ 25 25
GNMA I, Single-family, 30 Year, 6.5%, 5/15/28 - 8/15/32 ...................... 1,771 1,811
e
GNMA II, Single-family, 30 Year, 2%, 7/15/55 ............................... 1,000,000 814,669
e
GNMA II, Single-family, 30 Year, 2.5%, 7/15/55 ............................. 1,000,000 849,752
e
GNMA II, Single-family, 30 Year, 3%, 7/15/55 ............................... 1,000,000 884,672
e
GNMA II, Single-family, 30 Year, 3.5%, 7/15/55 ............................. 1,000,000 909,268
e
GNMA II, Single-family, 30 Year, 4%, 7/15/55 ............................... 1,000,000 929,933
GNMA II, Single-family, 30 Year, 4.5%, 5/20/48 ............................. 53,917 52,192
e
GNMA II, Single-family, 30 Year, 4.5%, 7/15/55 ............................. 1,000,000 957,370
e
GNMA II, Single-family, 30 Year, 5%, 7/15/55 ............................... 1,000,000 982,460
GNMA II, Single-family, 30 Year, 5.5%, 4/20/38 ............................. 40,830 41,932
e
GNMA II, Single-family, 30 Year, 5.5%, 7/15/55 ............................. 1,000,000 1,001,625
GNMA II, Single-family, 30 Year, 6%, 4/20/37 - 11/20/38 ....................... 27,362 28,554
e
GNMA II, Single-family, 30 Year, 6%, 7/15/55 ............................... 1,000,000 1,014,920
GNMA II, Single-family, 30 Year, 6.5%, 7/20/36 ............................. 9,438 10,027
8,480,640
Total Mortgage-Backed Securities (Cost $34,967,442) ............................
35,531,113
Residential Mortgage-Backed Securities 20.3%
Financial Services 20.3%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ 94,036 94,307
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................................ 178,449 181,505
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............................... 108,937 110,479
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 99,976 100,585
a
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 4.612% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 140,258 112,670
a
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 4.624% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 353,349 207,793
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 .......
103,387 104,409
a,b
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.614% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 109,751 97,459
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
138,015 140,158
a,b
Connecticut Avenue Securities Trust ,
2019-R05, 1B1, 144A, FRN, 8.52%, (30-day SOFR Average + 4.214%), 7/25/39 ... 59,716 61,268
2020-SBT1, 1M2, 144A, FRN, 8.07%, ( 30-day SOFR Average + 3.764%), 2/25/40 . 79,000 82,139
2020-R02, 2B1, 144A, FRN, 7.42%, (30-day SOFR Average + 3.114%), 1/25/40 ... 35,000 35,836
2022-R02, 2B1, 144A, FRN, 8.805%, (30-day SOFR Average + 4.5%), 1/25/42 ... 35,000 36,556
2022-R02, 2M2, 144A, FRN, 7.305%, (30-day SOFR Average + 3%), 1/25/42 ..... 292,000 298,837
b
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
172,360 173,528
a,b
FHLMC STACR REMIC Trust ,
2022-DNA3, B2, 144A, FRN, 14.055%, ( 30-day SOFR Average + 9.75%), 4/25/42 . 50,000 55,939
2020-HQA3, B2, 144A, FRN, 14.42%, (30-day SOFR Average + 10.114%), 7/25/50 64,000 84,660
2020-DNA4, B2, 144A, FRN, 14.42%, (30-day SOFR Average + 10.114%), 8/25/50 65,000 86,227

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,b
FHLMC STACR REMIC Trust, (continued)
2020-DNA5, B2, 144A, FRN, 15.805%, (30-day SOFR Average + 11.5%), 10/25/50 $ 56,000 $ 78,042
a,b
FHLMC STACR Trust ,
2019-FTR1, B2, 144A, FRN, 12.77%, (30-day SOFR Average + 8.464%), 1/25/48 . 200,000 238,301
2018-DNA3, B2, 144A, FRN, 12.17%, ( 30-day SOFR Average + 7.864%), 9/25/48 . 431,000 498,552
2018-HQA2, B2, 144A, FRN, 15.42%, (30-day SOFR Average + 11.114%), 10/25/48 413,000 512,998
2019-DNA1, B2, 144A, FRN, 15.17%, (30-day SOFR Average + 10.864%), 1/25/49 32,000 39,626
2019-HQA1, B2, 144A, FRN, 16.67%, (30-day SOFR Average + 12.364%), 2/25/49 222,000 273,527
2019-DNA2, B2, 144A, FRN, 14.92%, (30-day SOFR Average + 10.614%), 3/25/49 114,000 136,376
a
FNMA , 2003-W8 , 3F2 , FRN , 4.77% , ( 30-day SOFR Average + 0.464% ), 5/25/42 ....
1,292 1,289
a
FNMA Connecticut Avenue Securities ,
2016-C03, 1B, FRN, 16.17%, (30-day SOFR Average + 11.864%), 10/25/28 ...... 154,206 165,927
2016-C04, 1B, FRN, 14.67%, (30-day SOFR Average + 10.364%), 1/25/29 ....... 193,392 209,389
a
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.754% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 52,233 44,592
a,b
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.655% , ( 30-day SOFR Average
+ 1.35% ), 2/25/55 ................................................. 151,942 152,675
a,b
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 3.262% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 51,345 48,206
b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM2, A1, 144A, 6.386%, 5/25/69 ................................ 165,062 166,898
a
2024-4, AF, 144A, FRN, 5.655%, (30-day SOFR Average + 1.35%), 9/25/54 ...... 88,385 88,725
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL5 , A1 , 144A, 7.762% , 4/25/30 ...
170,000 171,236
a
Structured Asset Mortgage Investments II Trust ,
2007-AR7, 1A1, FRN, 5.284%, (1-month SOFR + 0.964%), 5/25/47 ............ 343,291 279,206
2006-AR7, A1BG, FRN, 4.554%, (1-month SOFR + 0.234%), 8/25/36 ........... 19,231 16,954
b,d
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
102,000 92,235
a
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 5.354% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... 51,869 50,020
5,329,129
a a a a a
Total Residential Mortgage-Backed Securities (Cost $5,234,534) ..................
5,329,129
Agency Commercial Mortgage-Backed Securities 31.3%
Financial Services 31.3%
FHLMC ,
3391, Strip, 4/15/37 ................................................ 1,969 1,710
c
4953, AI, IO, 4%, 2/25/50 ............................................ 608,202 126,839
c
304, C37, IO, 3.5%, 12/15/27 ......................................... 8,013 164
a
3065, DC, FRN, 6.605%, (30-day SOFR Average + 19.517%), 3/15/35 .......... 48,167 49,986
c
4018, DI, IO, 4.5%, 7/15/41 .......................................... 18,272 355
a,c
5003, DS, IO, FRN, 1.68%, ( 30-day SOFR Average + 5.986%), 8/25/50 ......... 528,887 71,854
a
3408, EK, FRN, 8.014%, (30-day SOFR Average + 25.332%), 4/15/37 .......... 7,726 8,994
a
406, F30, FRN, 5.455%, (30-day SOFR Average + 1.15%), 10/25/53 ........... 71,728 72,082
a
5391, FC, FRN, 5.405%, ( 30-day SOFR Average + 1.1%), 3/25/54 ............. 32,078 32,183
c
5349, IB, IO, 4%, 12/15/46 ........................................... 257,282 56,224
c
5050, IM, IO, 3.5%, 10/25/50 ......................................... 469,102 93,013
c
4136, IQ, IO, 3.5%, 11/15/42 ......................................... 158,748 16,551
c
5071, IV, IO, 3%, 12/25/50 ........................................... 946,800 155,573
a,c
4915, SD, IO, FRN, 1.63%, (30-day SOFR Average + 5.936%), 9/25/49 ......... 364,478 41,206
a,b
FHLMC, Multi-family Structured Pass-Through Certificates ,
2021-MN1, M1, 144A, FRN, 6.305%, (30-day SOFR Average + 2%), 1/25/51 ..... 35,265 35,132
2021-MN1, M2, 144A, FRN, 8.055%, (30-day SOFR Average + 3.75%), 1/25/51 ... 85,000 87,347
2021-MN3, M2, 144A, FRN, 8.305%, (30-day SOFR Average + 4%), 11/25/51 .... 148,000 152,995

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA ,
c
2020-31, IO, 4.5%, 5/25/50 .......................................... $ 963,439 $ 180,282
c
2020-96, IO, 3%, 1/25/51 ............................................ 714,440 118,102
c
2018-51, BI, IO, 5.5%, 7/25/38 ........................................ 132,768 7,740
2008-53, DO, Strip, 7/25/38 .......................................... 9,765 8,446
c
2012-104, HI, IO, 4%, 9/25/27 ........................................ 21,036 437
c
2023-49, IA, IO, 3%, 8/25/46 ......................................... 461,163 58,650
c
2023-49, IB, IO, 3.5%, 3/25/47 ........................................ 506,474 79,464
c
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 650,234 113,125
c
2021-25, IJ, IO, 3.5%, 5/25/51 ........................................ 388,935 75,369
c
2015-58, KI, IO, 6%, 3/25/37 ......................................... 214,853 35,989
a,c
2011-123, KS, IO, FRN, 2.18%, ( 30-day SOFR Average + 6.486%), 10/25/41 ..... 11,494 819
c
2020-62, MI, IO, 3.5%, 5/25/49 ........................................ 942,052 171,698
c
2021-12, NI, IO, 2.5%, 3/25/51 ........................................ 636,756 104,338
a,c
2018-20, SB, IO, FRN, 1.83%, (30-day SOFR Average + 6.136%), 3/25/48 ....... 270,304 26,657
a
2008-24, SP, FRN, 7.078%, (30-day SOFR Average + 22.864%), 2/25/38 ........ 519 522
a,c
2023-58, SP, IO, FRN, 2.595%, (30-day SOFR Average + 6.9%), 12/25/53 ....... 2,087,420 191,837
GNMA ,
c
2012-136, IO, 3.5%, 11/20/42 ......................................... 204,906 27,287
c
2014-76, IO, 5%, 5/20/44 ............................................ 126,497 26,578
c,d
2024-32, IO, FRN, 0.7%, 6/16/63 ...................................... 816,945 42,029
c,d
2016-H24, IO, FRN, 2.098%, 9/20/66 ................................... 344,015 22,533
c,d
2017-H09, IO, FRN, 1.893%, 4/20/67 ................................... 346,061 10,323
c
2014-174, AI, IO, 3%, 11/16/29 ........................................ 68,683 1,925
c
2021-214, AI, IO, 4%, 12/20/51 ....................................... 1,074,051 218,177
c,d
2014-H21, AI, IO, FRN, 2.189%, 10/20/64 ............................... 501,680 16,672
c,d
2015-H04, AI, IO, FRN, 1.615%, 12/20/64 ............................... 322,940 9,383
c,d
2015-H13, AI, IO, FRN, 2.049%, 6/20/65 ................................ 290,712 14,483
c,d
2015-H14, AI, IO, FRN, 2.317%, 6/20/65 ................................ 404,225 18,956
c,d
2015-H22, AI, IO, FRN, 2.788%, 9/20/65 ................................ 482,935 22,988
c,d
2016-H03, AI, IO, FRN, 1.973%, 1/20/66 ................................ 431,756 16,561
c,d
2016-H10, AI, IO, FRN, 1.788%, 4/20/66 ................................ 351,299 8,694
c,d
2016-H19, AI, IO, FRN, 3.198%, 9/20/66 ................................ 471,256 19,870
a,c
2019-158, AS, IO, FRN, 1.724%, (1-month SOFR + 6.036%), 9/16/43 ........... 445,560 46,195
a,c
2023-7, AS, IO, FRN, 2.598%, (30-day SOFR Average + 6.9%), 1/20/53 ......... 1,854,511 144,945
a,c
2023-56, AS, IO, FRN, 1.858%, (30-day SOFR Average + 6.16%), 4/20/53 ....... 3,228,867 239,466
c
2014-182, BI, IO, 4%, 1/20/39 ........................................ 177,188 10,743
c,d
2016-H24, BI, IO, FRN, 2.291%, 11/20/66 ............................... 1,002,966 39,151
c,d
2017-H04, BI, IO, FRN, 2.501%, 2/20/67 ................................ 317,010 12,816
c
2009-121, CI, IO, 4.5%, 12/16/39 ...................................... 183,094 30,551
c
2022-125, CI, IO, 5%, 6/20/52 ........................................ 539,032 105,407
c,d
2015-H20, CI, IO, FRN, 2.939%, 8/20/65 ................................ 411,803 19,627
c,d
2016-H06, DI, IO, FRN, 2.059%, 7/20/65 ................................ 250,197 8,945
a,c
2023-181, DS, IO, FRN, 1.698%, (30-day SOFR Average + 6%), 11/20/53 ....... 3,069,782 194,046
a,c
2023-173, ES, IO, FRN, 2.648%, (30-day SOFR Average + 6.95%), 11/20/53 ..... 1,590,041 112,168
a,c
2024-4, ES, IO, FRN, 2.648%, ( 30-day SOFR Average + 6.95%), 1/20/54 ........ 2,203,166 182,478
c
2021-176, GI, IO, 3%, 10/20/51 ....................................... 734,454 112,365
c,d
2016-H27, GI, IO, FRN, 2.359%, 12/20/66 ............................... 633,842 35,154
c,d
2017-H08, GI, IO, FRN, 2.534%, 2/20/67 ................................ 360,064 32,632
c
2013-34, HI, IO, 4.5%, 3/20/43 ........................................ 136,041 22,834
c,d
2015-H10, HI, IO, FRN, 2.04%, 4/20/65 ................................. 523,451 26,438
a,c
2023-101, HS, IO, FRN, 1.698%, (30-day SOFR Average + 6%), 7/20/53 ........ 3,707,301 257,646
c
2020-138, IB, IO, 2.5%, 9/20/50 ....................................... 957,436 137,184
c
2014-102, IG, IO, 3.5%, 3/16/41 ....................................... 13,889 287
c
2021-177, IG, IO, 3.5%, 10/20/51 ...................................... 1,176,657 185,423
c
2024-4, IG, IO, 5%, 12/20/52 ......................................... 1,020,849 180,536
c
2013-39, IJ, IO, 4.5%, 3/20/43 ........................................ 382,014 59,677

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
c,d
2016-H13, IK, IO, FRN, 2.655%, 6/20/66 ................................ $ 286,911 $ 25,242
c
2021-89, IL, IO, 4.5%, 5/20/51 ........................................ 574,642 134,525
c
2021-8, IP, IO, 2.5%, 1/20/51 ......................................... 1,093,674 158,817
c
2021-188, IW, IO, 3%, 10/20/51 ....................................... 524,993 91,284
c
2020-175, JI, IO, 3.5%, 11/20/50 ...................................... 1,309,347 247,186
c,d
2016-H24, JI, IO, FRN, 2.758%, 11/20/66 ................................ 174,769 9,522
c
2015-52, KI, IO, 3.5%, 11/20/40 ....................................... 56,834 2,519
c,d
2017-H03, KI, IO, FRN, 2.571%, 1/20/67 ................................ 458,162 35,574
c
2016-75, LI, IO, 6%, 1/20/40 ......................................... 115,809 16,996
c
2015-89, LI, IO, 5%, 12/20/44 ......................................... 227,192 41,768
c
2012-38, MI, IO, 4%, 3/20/42 ......................................... 507,082 90,906
c
2015-53, MI, IO, 4%, 4/16/45 ......................................... 158,400 31,629
c
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 912,016 137,508
c,d
2017-H06, MI, IO, FRN, 2.273%, 2/20/67 ................................ 468,174 19,616
c,d
2017-H10, MI, IO, FRN, 1.904%, 4/20/67 ................................ 359,884 10,524
a,c
2020-112, MS, IO, FRN, 1.868%, (1-month SOFR + 6.186%), 8/20/50 .......... 1,226,592 180,785
c
2020-123, NI, IO, 2.5%, 8/20/50 ....................................... 553,615 81,786
c
2021-76, NI, IO, 3%, 8/20/50 ......................................... 1,059,684 179,419
c,d
2016-H23, NI, IO, FRN, 2.998%, 10/20/66 ............................... 469,904 20,689
c,d
2017-H08, NI, IO, FRN, 2.267%, 3/20/67 ................................ 299,117 9,653
c
2013-6, OI, IO, 5%, 1/20/43 .......................................... 40,926 8,257
c,d
2016-H07, PI, IO, FRN, 2.249%, 3/20/66 ................................ 679,294 37,967
a
2023-66, PS, FRN, 4.62%, (30-day SOFR Average + 15.375%), 5/20/53 ......... 172,276 181,613
c
2013-51, QI, IO, 5%, 2/20/43 ......................................... 84,452 9,217
c,d
2016-H18, QI, IO, FRN, 3.107%, 6/20/66 ................................ 302,729 16,925
a,c
2023-19, S, IO, FRN, 1.618%, ( 1-month SOFR + 5.936%), 11/20/49 ............ 1,807,854 210,140
a,c
2024-11, S, IO, FRN, 2.098%, (30-day SOFR Average + 6.4%), 1/20/54 ......... 2,490,940 155,897
a,c
2013-87, SA, IO, FRN, 1.768%, (1-month SOFR + 6.086%), 6/20/43 ........... 466,235 51,338
a,c
2020-47, SA, IO, FRN, 1.568%, (1-month SOFR + 5.886%), 5/20/44 ........... 378,582 42,115
a,c
2019-121, SD, IO, FRN, 1.568%, (1-month SOFR + 5.886%), 10/20/49 ......... 222,414 27,828
a,c
2019-125, SG, IO, FRN, 1.618%, (1-month SOFR + 5.936%), 10/20/49 ......... 550,831 65,977
a,c
2022-209, SG, IO, FRN, 1.298%, (30-day SOFR Average + 5.6%), 12/20/52 ...... 4,216,857 302,798
a,c
2011-156, SK, IO, FRN, 2.168%, (1-month SOFR + 6.486%), 4/20/38 ........... 1,293,572 180,938
a,c
2021-98, SK, IO, FRN, 1.868%, (1-month SOFR + 6.186%), 6/20/51 ........... 739,850 101,109
a,c
2023-13, SL, IO, FRN, 1.948%, (30-day SOFR Average + 6.25%), 1/20/53 ....... 1,021,445 82,108
a,c
2013-182, SP, IO, FRN, 2.268%, (1-month SOFR + 6.586%), 12/20/43 .......... 100,193 13,413
a,c
2023-20, SP, IO, FRN, 2.698%, ( 30-day SOFR Average + 7%), 2/20/53 ......... 2,260,067 182,538
a,c
2019-110, SQ, IO, FRN, 1.618%, (1-month SOFR + 5.936%), 9/20/49 .......... 546,082 63,117
c,d
2015-H23, TI, IO, FRN, 1.958%, 9/20/65 ................................ 258,487 8,740
c
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 820,528 114,044
c,d
2015-H16, XI, IO, FRN, 2.828%, 7/20/65 ................................ 189,407 10,551
8,241,434
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $7,761,279) ..........
8,241,434
Total Long Term Investments (Cost $56,519,268) ................................
57,132,680
a
a a a a
Short Term Investments 12.6%
U.S. Government and Agency Securities 3.8%
f,g
U.S. Treasury Bills, 4.22%, 10/02/25 ..................................... 1,000,000 989,097
Total U.S. Government and Agency Securities (Cost $989,533) ....................
989,097

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Shares
a
Value
a
Money Market Funds 8.8%
h,i
Putnam Short Term Investment Fund, Class P, 4.581% ....................... 2,317,293 $ 2,317,293
Total Money Market Funds (Cost $2,317,293) ...................................
2,317,293
Total Short Term Investments (Cost $3,306,826) .................................
3,306,390
a
Total Investments (Cost $59,826,094) 229.8% ...................................
$60,439,070
TBA Sale Commitments (3.9)% ................................................
(1,032,633)
Other Assets, less Liabilities (125.9)% .........................................
(33,110,746)
Net Assets 100.0% ...........................................................
$26,295,691
Principal
Amount
a a a a
TBA Sale Commitments (3.9)%
Mortgage-Backed Securities (3.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.9)%
j
Uniform Mortgage-Backed Securities, TBA, 6.5%, 7/25/55 ..................... (1,000,000) (1,032,633)
Total TBA Sale Commitments (Proceeds $(1,026,250)) ...........................
$(1,032,633)
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $7,658,963, representing 29.1% of net assets.
c
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
f
The rate shown represents the yield at period end.
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $400,584, representing 1.5% net assets.
h
See Note 3 ( f ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(d).

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT Mortgage Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At June 30, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 100 $ 11,426,562 9/19/25 $ (193,136)
U.S. Treasury 2 Year Notes ..................... Short 46 9,569,078 9/30/25 (37,085)
Total Futures Contracts ...................................................................... $(230,221)
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 334,100 $ 7,968 $ (1,108)
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 334,100 7,968 (5,241)
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 7,800,000 32,370 18,335
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 11,700,000 (25,740) (11,029)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 97,427 (45,922)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 97,426 12,824
3.54%/1-day SOFR/Oct-35/(Purchased) CITI 10/03/25 / 3.54% 1,512,800 38,123 (22,123)
3.04%/1-day SOFR/Oct-35/(Written) CITI 10/03/25 / 3.04% 1,512,800 (15,128) 11,959
(3.4%)/1-day SOFR/Oct-27/(Purchased) CITI 10/14/25 / 3.4% 10,000,000 88,000 (54,193)
3.39%/1-day SOFR/Oct-27/(Written) CITI 10/14/25 / 3.39% 10,000,000 (87,000) 38,391
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 1,430,300 16,162 (11,920)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 178,500 6,480 (2,757)
(3.95%)/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.95% 2,319,100 107,954 (21,405)
3.45%/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.45% 2,319,100 102,968 (37,728)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 3,200
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 (5,600)
3.15%/1-day SOFR/Jul-35/(Written) GSCO 7/03/25 / 3.15% 2,496,200 (8,737) 8,728
3.85%/1-day SOFR/Jul-35/(Written) GSCO 7/03/25 / 3.85% 2,496,200 (40,626) 7,097
3.7%/1-day SOFR/Jul-35/(Purchased) GSCO 7/03/25 / 3.7% 4,992,500 59,910 (44,617)
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 1,430,300 9,630 (6,188)
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 1,430,300 (4,657) 4,274
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 90,000 10,791 (929)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 90,000 10,791 813
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,892,100 68,494 (4,692)
Unrealized appreciation 105,621
Unrealized (depreciation) (275,452)
Total $(169,831)
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.A.15 . (2.00)% Monthly JPHQ 11/18/64 4,000 $ 187 $ 364 $ (177)
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 131,000 69,498 57,068 12,430
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 183,000 67,691 68,210 (519)
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 10,000 809 5,148 (4,339)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 35,000 15,785 15,155 630
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 13,000 5,863 5,308 555
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 6,000 2,706 2,635 71
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 46,000 8,663 13,826 (5,163)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 219,000 41,245 70,816 (29,571)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 189,000 22,377 23,604 (1,227)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 285,000 49,334 80,881 (31,547)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 63,000 10,905 11,434 (529)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 126,000 25,105 26,418 (1,313)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 84,000 13,684 16,227 (2,543)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 82,000 13,358 16,880 (3,522)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 63,000 10,746 11,316 (570)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly JPHQ 12/16/72 1,000 (63) (81) 18
Investment
Grade
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 174,000 (10,844) (22,920) 12,076
Investment
Grade
CMBX.NA.A.15 . 2.00% Monthly MLCO 11/18/64 4,000 (187) (65) (122)
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 25,000 (13,263) (2,006) (11,257)
Below
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 118,000 (43,648) (48,805) 5,157
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 96,000 (7,767) (16,692) 8,925
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 19,000 (1,537) (3,298) 1,761
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 3,000 (242) (335) 93
Below
Investment
Grade

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 143,000 $ (11,569) $ (25,456) $ 13,887
Below
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 14,000 (2,155) (3,182) 1,027
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 9,000 (1,385) (1,848) 463
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 7,000 (1,077) (1,591) 514
Investment
Grade
Total OTC Swap Contracts .............................................. $264,219 $299,011 $(34,792)
Total Credit Default Swap Contracts .................................... $264,219 $ 299,011 $(34,792)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 28,078,000 $ (122,817) $ (36,699) $ (86,118)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 7,581,000 83,330 26,567 56,763
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 830,000 13,571 5,922 7,649
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 579,000 12,333 7,057 5,276
Total Interest Rate Swap Contracts ................................. $(13,583) $ 2,847 $(16,430)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See A bbreviations on page 33 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Mortgage
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $57,508,801
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,317,293
Value - Unaffiliated issuers .................................................................. $58,121,777
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,317,293
Cash .................................................................................... 566,626
Receivables:
Investment securities sold ................................................................... 83,834
Receivable for sales of TBA securities (Note 1 d ) .................................................. 1,026,250
Capital shares sold ........................................................................ 38,749
Dividends and interest ..................................................................... 199,945
Affiliates ................................................................................ 664
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 261,781
Variation margin on centrally cleared swap contracts ............................................... 1,926
OTC swap contracts (upfront payments ) .......................................................... 425,290
Unrealized appreciation on forward premium swap option contracts ..................................... 105,621
Unrealized appreciation on OTC swap contracts .................................................... 57,607
Prepaid expenses .......................................................................... 21,670
Total assets .......................................................................... 63,229,033
Liabilities:
Payables:
Payable for purchases of TBA securities (Note 1 d ) ................................................ 34,693,789
Capital shares redeemed ................................................................... 4,757
Administrative fees ........................................................................ 102
Distribution fees .......................................................................... 2,699
Transfer agent fees ........................................................................ 4,547
Trustees' fees and expenses ................................................................. 37,739
Variation margin on futures contracts ........................................................... 50,954
Deposits from brokers for:
OTC derivative contracts .................................................................. 555,000
OTC swap contracts (upfront receipts ) ........................................................... 126,279
Unrealized depreciation on OTC swap contracts .................................................... 92,399
Unrealized depreciation on forward premium swap option contracts ..................................... 275,452
TBA sale commitments, at value (proceeds $1,026,250) (Note 1d) ...................................... 1,032,633
Accrued expenses and other liabilities ........................................................... 56,992
Total liabilities ......................................................................... 36,933,342
Net assets, at value ................................................................. $26,295,691
Net assets consist of:
Paid-in capital ............................................................................. $55,320,376
Total distributable earnings (losses) ............................................................. (29,024,685)
Net assets, at value ................................................................. $26,295,691

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Mortgage
Securities Fund
Class IA:
Net assets, at value ....................................................................... $13,009,570
Shares outstanding ........................................................................ 2,158,359
Net asset value and maximum offering price per share
a
............................................. $6.03
Class IB:
Net assets, at value ....................................................................... $13,286,121
Shares outstanding ........................................................................ 2,212,720
Net asset value and maximum offering price per share
a
............................................. $6.00
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Mortgage
Securities Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $30,924
Interest:
Unaffiliated issuers ........................................................................ 866,916
Total investment income ................................................................... 897,840
Expenses:
Management fees (Note 3 a ) ................................................................... 49,108
Administrative fees (Note 3 b ) .................................................................. 150
Distribution fees: (Note 3c )
    Class IB ................................................................................ 16,525
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 4,917
    Class IB ................................................................................ 4,324
Custodian fees (Note 4 ) ...................................................................... 13,335
Reports to shareholders fees .................................................................. 5,498
Professional fees ........................................................................... 31,657
Trustees' fees and expenses (Not e 3e) ........................................................... 429
Other .................................................................................... 280
Total expenses ......................................................................... 126,223
Expense reductions (Note 4 ) ............................................................... (109)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (43,998)
Net expenses ......................................................................... 82,116
Net investment income ................................................................ 815,724
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,009,939)
Forward premium swap option contracts ........................................................ 112,841
Futures contracts ......................................................................... 107,479
TBA sale commitments ..................................................................... 169,395
Swap contracts ........................................................................... (210,733)
Net realized gain (loss) .................................................................. (830,957)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers and TBA sale commitments ................................................. 2,338,776
Translation of other assets and liabilities denominated in foreign currencies .............................. 3,228
Forward premium swap option contracts ........................................................ (334,004)
Futures contracts ......................................................................... (500,808)
Swap contracts ........................................................................... (20,809)
Net change in unrealized appreciation (depreciation) ............................................ 1,486,383
Net realized and unrealized gain (loss) ............................................................ 655,426
Net increase (decrease) in net assets resulting from operations .......................................... $1,471,150

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT Mortgage Securities Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $815,724 $2,267,264
Net realized gain (loss) ................................................. (830,957) (731,941)
Net change in unrealized appreciation (depreciation) ........................... 1,486,383 229,316
Net increase (decrease) in net assets resulting from operations ................ 1,471,150 1,764,639
Distributions to shareholders:
Class IA ............................................................ (1,131,019) (1,002,273)
Class IB ............................................................ (1,135,131) (1,100,133)
Total distributions to shareholders .......................................... (2,266,150) (2,102,406)
Capital share transactions: (Note 2 )
Class IA ............................................................ (510,456) (576,776)
Class IB ............................................................ 306,909 (645,736)
Total capital share transactions ............................................ (203,547) (1,222,512)
Net increase (decrease) in net assets ................................... (998,547) (1,560,279)
Net assets:
Beginning of period ..................................................... 27,294,238 28,854,517
End of period .......................................................... $26,295,691 $27,294,238

Putnam Variable Trust
Notes to Financial Statements (unaudited)
Putnam VT Mortgage Securities Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Mortgage Securities Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers two classes of shares: Class IA and Class IB.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8 regarding other derivative information.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 50,440 $299,196 62,825 $389,785
Shares issued in reinvestment of distributions .......... 190,728 1,131,019 167,046 1,002,273
Shares redeemed ............................... (314,708) (1,940,671) (316,409) (1,968,834)
Net increase (decrease) .......................... (73,540) $(510,456) (86,538) $(576,776)
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.375% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IB Shares:
Shares sold ................................... 291,843 $1,788,577 1,277,542 $7,806,150
Shares issued in reinvestment of distributions .......... 192,069 1,135,131 183,969 1,100,133
Shares redeemed ............................... (429,222) (2,616,799) (1,527,957) (9,552,019)
Net increase (decrease) .......................... 54,690 $306,909 (66,446) $(645,736)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion and
0.315% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through April 30, 2027, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.50% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the period ended June 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $2,732,792 $8,191,610 $(8,607,109) $— $— $2,317,293 2,317,293 $30,924
Total Affiliated Securities ... $2,732,792 $8,191,610 $(8,607,109) $— $— $2,317,293 $30,924
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$330,333,177 and $306,664,355, respectively.
7. Credit Risk
At June 30, 2025, the Fund had 13.2% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 20,895,494
Long term ................................................................................ 5,088,444
Total capital loss carryforwards ............................................................... $25,983,938
Cost of investments .......................................................................... $59,933,116
Unrealized appreciation ........................................................................ $2,094,447
Unrealized depreciation ........................................................................ (1,588,493)
Net unrealized appreciation (depreciation) .......................................................... $505,954
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Mortgage Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 230,221
a
Variation margin on centrally
cleared swap contracts
69,688
b
Variation margin on centrally
cleared swap contracts
86,118
b
Unrealized appreciation on
forward premium swap option
contracts
105,621 Unrealized depreciation on
forward premium swap option
contracts
275,452

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of futures contracts, swap contracts and options represented $22,294,522, $41,319,877 and $57,005,900, respectively.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Mortgage Securities Fund (continued)
Credit contracts ............
OTC swap contracts (upfront
payments)
$ 425,290 OTC swap contracts (upfront
receipts)
$ 126,279
Unrealized appreciation on OTC
swap contracts
57,607 Unrealized depreciation on OTC
swap contracts
92,399
Total .................... $658,206 $810,469
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Mortgage Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $107,479 Futures contracts $(500,808)
Swap contracts (206,769) Swap contracts (34,614)
Forward premium swap option
contracts 112,841
Forward premium swap option
contracts (334,004)
Credit contracts ...............
Swap contracts (3,964) Swap contracts 13,805
Total ....................... $9,587 $(855,621)
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
At June 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Mortgage Securities Fund
Forward Premium Swap Option Contracts ................... $ 105,621 $ 275,452
Swap Contracts ....................................... 482,897 218,678
Total ............................................. $588,518 $494,130
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam VT Mortgage Securities Fund
Counterparty
BNDP ................... $ 18,335 $ (17,378) $ — $ — $ 957
BOFA .................... 12,824 (12,824) — — —
CITI ..................... 261,676 (258,058) — (3,618) —
DBAB ................... 3,200 (3,200) — — —
GSCO ................... 153,578 (53,351) — (100,227) —
JPHQ ................... 5,530 (5,530) — — —
MCM .................... 5,087 (5,087) — — —
MLCO ................... 12,169 (12,169) — — —
MSCO ................... 116,119 (60,710) — — 55,409
NATW ................... — — — — —
Total ................... $588,518 $(428,307) $— $(103,845) $56,366
$ 1
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
At June 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 33 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Mortgage Securities Fund
Counterparty
BNDP ................... $ 17,378 $ (17,378) $ — $ — $ —
BOFA .................... 45,922 (12,824) — — 33,098
CITI ..................... 258,058 (258,058) — — —
DBAB ................... 5,600 (3,200) — — 2,400
GSCO ................... 53,351 (53,351) — — —
JPHQ ................... 17,860 (5,530) — — 12,330
MCM .................... 7,117 (5,087) — — 2,030
MLCO ................... 23,442 (12,169) — — 11,273
MSCO ................... 60,710 (60,710) — — —
NATW ................... 4,692 — — — 4,692
Total ................... $494,130 $(428,307) $— $— $65,823
8. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Mortgage Securities Fund
Assets:
Investments in Securities:
Asset-Backed Securities ................... $ — $ 660,437 $ — $ 660,437
Commercial Mortgage-Backed Securities ...... — 7,370,567 — 7,370,567
Mortgage-Backed Securities ................ — 35,531,113 — 35,531,113
Residential Mortgage-Backed Securities ....... — 5,329,129 — 5,329,129
Agency Commercial Mortgage-Backed Securities — 8,241,434 — 8,241,434
Short Term Investments ................... 2,317,293 989,097 — 3,306,390
Total Investments in Securities ........... $2,317,293 $58,121,777 $— $60,439,070
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $105,621 $— $105,621
Swap Contracts ......................... — 127,295 — 127,295
Total Other Financial Instruments ......... $— $232,916 $— $232,916
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 1,032,633 $ — $ 1,032,633
Forward Premium Swap Option Contracts ...... — 275,452 — 275,452
Futures Contracts ........................ 230,221 — — 230,221
Swap Contracts ......................... — 178,517 — 178,517
Total Other Financial Instruments ......... $230,221 $1,486,602 $— $1,716,823
9. Credit Facility
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.45%

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Putnam VT Mortgage Securities Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in
Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2024. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2027. In additional, the Advisor contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.50% of its average net assets through at least April 30, 2027. The
Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the

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Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – U.S. Mortgage Funds) for the one-year, three-
year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the one- and three-year periods ended December 31, 2024, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 13 funds in your fund’s
Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
1st 1st 3rd

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the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38988-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date:	August 26, 2025
By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer
Date:	August 26, 2025